Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Loss	$ (3,309)	$ (3,648)
Adjustments to reconcile loss to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	3	5
Depreciation	955	982
Stock-based compensation	747	784
Amortization of intangible assets	2,046	1,169
Accrued interest, accretion of discount and exchange rate differences on credit line	(19)	66
Accretion and change in fair value of earn-out liabilities, net		(29)
Deferred taxes, net	(177)	(188)
Changes in assets and liabilities:
Trade receivables	117	1,010
Prepaid expenses and other receivables	(45)	(469)
Change in long-term lease deposits	13	(8)
Trade payables	(261)	(133)
Employees and payroll accruals, accrued expenses and other liabilities	(266)	(578)
Deferred revenues	3,344	(219)
Accrued severance pay, net	55	49
Other long-term liabilities	(3)
Net cash provided by (used in) operating activities	3,200	(1,207)
Cash flows from investing activities:
Capitalization of technology	(2,276)	(1,082)
Proceeds from sale of property and equipment		5
Purchase of property and equipment	(848)	(619)
Net cash used in investing activities	(3,124)	(1,696)
Cash flows from financing activities:
Proceeds from public offering, net		11,632
Payment of earn-out consideration		(457)
Proceeds from credit line		4,400
Repayment of credit line	(4,150)	(5,200)
Proceeds from options exercised	71	153
Net cash provided by (used in) financing activities	(4,079)	10,528
Effect of exchange rate changes on cash and cash equivalents	62	(23)
Increase (decrease) in cash and cash equivalents	(3,941)	7,602
Cash and cash equivalents at the beginning of the period	16,379	11,063
Cash and cash equivalents at the end of the period	12,438	18,665
Non-cash transactions:
Purchase of property and equipment by credit	$ (37)	$ (206)